Guarantees, commitments, pledged assets and contingencies - Summary of Future Minimum Lease Payments under Non Cancellable Operating Leases (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Land and buildings [member]
Disclosure of operating lease by lessee [Line Items]
Future minimum lease payments	$ 5,581	$ 5,517
Less: Future minimum sublease payments to be received	(11)	(21)
Net future minimum lease payments	5,570	5,496
Land and buildings [member] | Under 1 year [member]
Disclosure of operating lease by lessee [Line Items]
Future minimum lease payments	684	643
Land and buildings [member] | 1 to 5 years [member]
Disclosure of operating lease by lessee [Line Items]
Future minimum lease payments	2,081	2,006
Land and buildings [member] | Over 5 years [member]
Disclosure of operating lease by lessee [Line Items]
Future minimum lease payments	2,816	2,868
Equipment [member]
Disclosure of operating lease by lessee [Line Items]
Future minimum lease payments	240	286
Net future minimum lease payments	240	286
Equipment [member] | Under 1 year [member]
Disclosure of operating lease by lessee [Line Items]
Future minimum lease payments	103	94
Equipment [member] | 1 to 5 years [member]
Disclosure of operating lease by lessee [Line Items]
Future minimum lease payments	$ 137	$ 192